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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
                 ------------------------------
   Address:      2500 Sand Hill Road
                 ------------------------------
                 Suite 205
                 ------------------------------
                 Menlo Park, CA  94025
                 ------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Ross
         -------------------------------
Title:   Chief Investment Officer
         -------------------------------
Phone:   650-926-1300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael Ross             Menlo Park, CA      February 13, 2007
   -------------------------------    -----------------   -------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number   Name

    28-00096               Capital Guardian Trust Company
       ---------------     -----------------------------------------------------
    28-11599               Grantham, Mayo, Van Otterloo & Co. LLC
       ---------------     -----------------------------------------------------
    28-11866               Morgan Stanley Investment Management, Inc.
       ---------------     -----------------------------------------------------
    28-07312               Security Capital Research and Management Incorporated
       ---------------     -----------------------------------------------------
    28-04557               Wellington Management Company, LLP
       ---------------     -----------------------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none (0)
                                        -----------------

Form 13F Information Table Entry Total: three (3)
                                        -----------------

Form 13F Information Table Value Total: $595,694 (x1000s)
                                        -----------------
                                            (thousands)

List of Other Included Managers:        none

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                           FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

                             TITLE               VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE      SHARED   NONE
------------------------- ----------- --------- -------- --------- ----- ------ ------------ ---------- -------- ---------- -----
MSCI EMERGING MARKETS
  INDEX FUND                          464287234  163987   1436340   SH           SOLE                   1436340
MSCI JAPAN INDEX FUND                 464286848  156080   10983805  SH           SOLE                   10983805
MSCI EAFE FD                          464287465  275627   3764373   SH           SOLE                   3764373